Derivative Instruments and Hedging Activities (Tables)	3 Months Ended
Mar. 31, 2023
Derivative Instruments and Hedging Activities [Abstract]
Schedule of balance sheet classification and fair values of derivative instruments
		Fair Value		Notional Amount
		March 31,	December 31,	March 31,	December 31,
	Balance sheet location	2023	2022	2023	2022
		U.S. $ in thousands
Assets derivatives -Foreign exchange contracts, not designated as hedging instruments	Other current assets	$73	$159	$40,375	$101,733
Assets derivatives -Foreign exchange contracts, designated as cash flow hedge	Other current assets	220	3	31,480	4,900
Liability derivatives -Foreign exchange contracts, not designated as hedging instruments	Accrued expenses and other current liabilities	(100)	(38)	22,311	16,751
Liability derivatives -Foreign exchange contracts, designated as hedging instruments	Accrued expenses and other current liabilities	(2,610)	(1,640)	52,115	72,273
		$(2,417)	$(1,516)	$146,281	$195,657